Note 1 - The Company	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	The Company:

Gyrodyne Company of America, Inc. (“Gyrodyne” or the “Company”) is a self-managed and self-administered real estate investment trust (“REIT”) formed under the laws of the State of New York. The Company manages its business as one operating segment. Prior to December 30, 2013, the Company’s primary business was the investment in and the acquisition, ownership and management of a geographically diverse portfolio of medical office, industrial and development of industrial and residential properties located in the Northeast region of the United States. On December 30, 2013, the Company distributed to its shareholders, as the non-cash portion of the special dividend announced on September 12, 2013 (the “Special Dividend”), all of the equity interests of its subsidiary Gyrodyne Special Distribution LLC (“GSD”), which owned 100% of the interests (through GSD’s subsidiaries) in the Company’s four real estate properties, subject to related mortgage debt in favor of Flowerfield Mortgage Inc., also a subsidiary of the Company, with the Company having the contractual right to manage the business and properties of GSD. Based on management provisions set forth in GSD’s limited liability company agreement which designates sole management authority in the Company, the Company concluded that GSD is a variable interest entity and that GSD’s financial statements should be consolidated with the Company’s. Accordingly, we may use references to "we" or "our" to refer to the Company and GSD and "the Company's properties" or "GSD's properties" (or derivations thereof) interchangeably in this report. In that connection, however, it should be noted that GSD has legal title to the properties and will incur any operating or capital losses resulting from the properties, due to risks as outlined below or otherwise. However, such losses may adversely impact GSD's ability to meet debt service obligations and or repayments of mortgages to Flowerfield Mortgage, Inc. or payment of management fees or result in capital needs at GSD that might require additional capital from the Company, or external sources.

Substantially all of GSD’s properties are subject to net leases in which the tenant reimburses GSD for a portion, all of or substantially all of the costs and/ or cost increases for utilities, insurance, repairs and maintenance, and real estate taxes. Certain leases provide that GSD is responsible for certain operating expenses.

As of September 30, 2014, the Company had an investment in three separate mortgages due from GSD of approximately $13,130,800 and a receivable under a revolving line of credit of $3,000,459. The mortgages and revolving line of credit contain a 5% effective rate and both principal and interest are eliminated in consolidation. The mortgages contain a first lien on the medical parks related real estate owned by GSD. Additionally, the Company owns an estimated 9.32% limited partnership interest in Callery Judge Grove, L.P. (the “Grove”), a limited partnership, which in 2013 sold its only property, an undeveloped Florida property (the “Grove Property”). For further information see Footnote 18.

Following the December 30, 2013 distribution of all of the common membership interests of GSD to the Company’s shareholders in the Special Dividend, the Company has been managing GSD pursuant to the terms of GSD’s limited liability company agreement (the “GSD Agreement”). The GSD Agreement provides that the Company has sole and absolute discretion regarding the management and affairs of GSD. In its capacity as GSD’s managing member, the Company has unilateral authority, without seeking GSD shareholder approval, over the management of the real estate assets, including leasing and sale of its real estate holdings and the execution of any agency and brokerage agreements to facilitate such leases and sales, investing in its real estate holdings through capital improvements and proceeding strategically with seeking to maximize the value of the undeveloped Flowerfield property. Under GSD’s limited liability company agreement, the Company is entitled to market-rate compensation for its services as well as reimbursement for any costs and expenses incurred by and properly allocable to GSD. In April 2014, the Company’s board of directors approved a cost-plus based management fee to be charged to GSD (see footnote 4 for additional detail on the methodology of the cost plus mark-up), which percentage falls in the lower quartile of similar fees charged by comparable companies according to a benchmarking study. Pursuant to the GSD LLC agreement, the Company was obligated to provide an initial liquidity facility to GSD in an amount not to exceed $2.5 million, which amount the Company may determine from time to time. During the third quarter of 2014, the board of directors authorized an increase in the revolving line of credit to $3.5 million. The interest on the debt facilities payable by GSD to the Company is REIT qualified income. The foregoing income earned by the Company for managing GSD is not deemed to be REIT qualified income and therefore is appropriately payable to its taxable REIT subsidiary, Flowerfield Properties, Inc.

The Company, through its managing member control of GSD (albeit with no ownership interest) controls two medical office parks and ten of fourteen buildings in a third medical park, together comprising approximately 131,000 rentable square feet and a multitenant industrial park comprising approximately 130,000 rentable square feet. In addition, the Company, through the same managing member control, maintains approximately 68 acres of property in St. James, New York.

The Company believes it has qualified, and expects to continue to qualify, as a REIT under Section 856(c) (1) of the Internal Revenue Code of 1986 as amended (the “Code”). Accordingly, the Company generally will not be subject to federal and state income tax, provided that distributions to its shareholders equal at least 90% of its REIT taxable income as defined under the Code. The Company is permitted to participate in certain activities from which it was previously precluded in order to maintain its qualifications as a REIT. However, these activities must be conducted in an entity which elected to be treated as a taxable REIT subsidiary (“TRS”) under the Code. The Company has one taxable REIT subsidiary which is subject to federal and state income tax on the income from these activities.

The Company conducts its operations either directly or indirectly through (1) property owning subsidiaries and lender subsidiaries, or (2) Flowerfield Properties, Inc. a wholly owned TRS. Property owner subsidiaries are landlords leasing properties in which the Company has a managing member control but no ownership interest, and lender subsidiaries are lenders loaning funds where the Company made an investment in a loan asset, but in all cases these subsidiaries are separate and distinct legal entities. The Company is the sole managing member of GSD with managerial authority and investment/disposition authority. Flowerfield Mortgage Inc. (“FMI”) is a lender subsidiary wholly owned by the Company with three loan assets secured by property held in the property owner subsidiaries.

On October 21, 2013, the Company filed a preliminary proxy statement with the Securities and Exchange Commission (“SEC”) which contains, among other matters, the Board’s recommendation that the shareholders vote in favor of a plan of merger. The Company received comments from the SEC on November 18, 2013. Consequently, the Company proceeded with holding its 2013 annual meeting without seeking authorization for the merger transaction at that time because of NASDAQ rules requiring listed companies to hold an annual meeting not later than twelve months following the fiscal year end. On May 8, 2014, the Company responded to such comments and filed a revised preliminary proxy statement with the SEC. The Company received comments from the SEC on May 29, 2014 and responded to such comments and filed a revised proxy statement (Amendment No. 2) with the SEC on June 17, 2014. The Company received comments from the SEC on June 24, 2014 and responded to such comments and filed a revised proxy statement (Amendment No. 3) with the SEC on June 26, 2014. The Company received comments from the SEC on June 26, 2014 and responded to such comments and filed a definitive proxy statement (Amendment No. 4) with the SEC on July 1, 2014. On June 5, 2014, the Company announced that a special meeting of shareholders of Gyrodyne Company of America, Inc., would be held at Flowerfield Celebrations, Mills Pond Road, Saint James, New York 11780 on August 14, 2014, at 11:00 a.m., Eastern Time. At the special meeting, the Company was asking the shareholders of record on June 30, 2014 to authorize a plan of merger and the transactions contemplated thereby, including the merger of the Company and GSD with and into Gyrodyne, LLC, a subsidiary of the Company. Shareholders of record at the close of business on June 30, 2014, were entitled to vote at the special meeting or its adjournment or postponement, if any, provided such meeting takes place by August 30, 2014. On August 25, 2014, the Company announced the postponement of the special meeting. The Company rescheduled the special meeting to December 5, 2014 to allow additional time for shareholders to vote on the proposed merger and changed the shareholder record date to October 31, 2014. The Company has been advised by its proxy solicitor, MacKenzie Partners, that with approximately 45% of the outstanding shares voted thus far by delivery of proxy cards, approximately 97% of such shares represented by delivered proxy cards have been voted in favor of the merger.  Despite the overwhelming percentage of received votes in favor of the merger not enough shares have been voted to reach the two-thirds majority needed under New York law. Accordingly, on November 4, 2014, the Company announced a further postponement of the special meeting until the first half of 2015. The Company and its advisors will continue to analyze potential options in the best interests of the Company and its shareholders, which may include enhancements designed to facilitate the ability to complete the merger transaction.

1.     The Company

Gyrodyne Company of America, Inc. (“Gyrodyne” or the “Company”) is a self-managed and self-administered real estate investment trust (“REIT”) formed under the laws of the State of New York. The Company manages its business as one operating segment. The Company’s primary business is the investment in and the acquisition, ownership and management of a geographically diverse portfolio of medical office, industrial and development of industrial and residential properties located in the Northeast region of the United States. Substantially all of the Company’s properties are subject to net leases in which the tenant reimburses Gyrodyne for a portion, all of or substantially all of the costs and/ or cost increases for utilities, insurance, repairs and maintenance, and real estate taxes. Certain leases provide that the Company is responsible for certain operating costs.

As of December 31, 2013, the Company has an investment in three separate mortgages which contain a first lien on the medical parks related real estate it previously owned. The previously owned real estate was included in a distribution to shareholders of ownership interests in Gyrodyne Special Distribution LLC (“GSD LLC”) on December 30, 2013 subject to the mortgages owned by the Company along with the Company retaining managing member control in GSD LLC. Additionally, the Company has an estimated 9.32% limited partnership interest (the “Grove”) in a Florida property (the “Grove Property”).

The Company, through its managing member control in GSD LLC, with no ownership interest, controls two medical office parks and ten of fourteen buildings in a third medical park, together comprising approximately 131,000 rentable square feet and a multi-tenant industrial park comprising approximately 130,000 rentable square feet. In addition, the Company, through the same managing member control, maintains approximately 68 acres of property in St. James, New York.

The Company believes it has qualified, and expects to continue to qualify as a REIT under Section 856(c) (1) of the Internal Revenue Code of 1986 as amended (the “Code”). Accordingly, the Company generally will not be subject to federal and state income tax, provided that distributions to its shareholders equal at least 90% of its REIT taxable income as defined under the Code. The Company is permitted to participate in certain activities from which it was previously precluded in order to maintain its qualifications as a REIT; however these activities must be conducted in an entity which elected to be treated as a taxable REIT subsidiary (“TRS”) under the Code. The Company has one taxable REIT subsidiary which is subject to federal and state income tax on the income from these activities.

The Company conducts its operations either directly or indirectly through (1) property owned subsidiaries and lender subsidiaries, or (2) Flowerfield Properties, Inc. a wholly-owned TRS. Property owner subsidiaries are landlords leasing properties in which the Company has a managing member control but no ownership interest, and lender subsidiaries are lenders loaning funds where the Company made an investment in a loan asset, but in all cases these subsidiaries are separate and distinct legal entities. GSD is a property owner subsidiary in which the Company is the sole managing member with managerial authority and investment/ disposition authority. Flowerfield Mortgage Inc. (“FMI”) is a lender subsidiary wholly-owned by the Company with three loan assets secured by property held in the property owner subsidiaries.